17 Borrowings and financing (Details Narrative) R$ / shares in Units, R$ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020 BRL (R$) R$ / shares	May 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$) R$ / $ R$ / ¥	Sep. 30, 2020 BRL (R$)	Sep. 30, 2020 USD ($)	Jan. 31, 2020 BRL (R$)	Dec. 31, 2019 R$ / $ R$ / ¥
Disclosure of detailed information about borrowings [line items]
Issuer's net sales and/or service revenue, percentage			25.00%
Lease payment period			the lease payment period starts (240 monthly installments)
17th issue debentures - series 2 [member]
Disclosure of detailed information about borrowings [line items]
Amortized installments amount						R$ 291,800
25th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Agreement clause in case of early maturity of debt			R$ 155,000
26th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Agreement clause in case of early maturity of debt			155,000
27th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Agreement clause in case of early maturity of debt			R$ 160,000
BID 2202 contract [member]
Disclosure of detailed information about borrowings [line items]
Exchange amount	R$ 2,810,907
Interest rate	CDI + 0.86% p.a.	CDI + 0.86% p.a.
Compose the debt balance | R$ / shares	R$ 5.683
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Loan amortization amount				R$ 1,910,124
Yen
Disclosure of detailed information about borrowings [line items]
Exchange rate | R$ / ¥			0.05043				0.03715
USD
Disclosure of detailed information about borrowings [line items]
Exchange rate | R$ / $			5.1967				4.0307
USD | BID 2202 contract [member]
Disclosure of detailed information about borrowings [line items]
Exchange amount | $		$ 494,617
USD | Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Loan amortization amount | $					$ 357,763